Goodwill and Intangible Assets, Net - Schedule of Future Amortization (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 21,811
2023	21,811
2024	21,871
2025	18,896
2026	7,628
Thereafter	15,662
Total	$ 107,679